NEW ACCOUNTING STANDARDS AND INTERPRETATIONS NOT YET ADOPTED	12 Months Ended
Dec. 31, 2020
NEW ACCOUNTING STANDARDS AND INTERPRETATIONS NOT YET ADOPTED
NEW ACCOUNTING STANDARDS AND INTERPRETATIONS NOT YET ADOPTED

39. NEW ACCOUNTING STANDARDS AND INTERPRETATIONS NOT YET ADOPTED

Effective for annual periods beginning on or after January 1, 2021

•     Amendments to IFRS 16, Covid-19-Related Rent Concessions Beyond June 30, 2021

The amendments clarify that lessees may elect not to assess whether certain Covid-19-related rent concessions are lease modifications and that make this election shall account for any change in lease payments resulting from the rent concession the same way it would account for the change applying this Standard if the change were not a lease modification. The amendments extend the period of any reduction in lease payments affects only payments originally due on or before 30 June 2022.

IFRS 16, Covid-19-Related Rent Concessions, effective on April 1, 2021.

These amendments are not expected to have an impact to the Group’s consolidated financial position or performance.

•     Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16, Interest Rate Benchmark Reform phase 2

The amendments clarify that entities would continue to apply certain hedge accounting requirements assuming that the interest rate benchmark on which the hedged cash flows and cash flows from the hedging instrument are based will not be altered as a result of interest rate benchmark reform. The amendments provide temporary exceptions from applying specific hedge accounting requirements to hedging relationships directly affected by IBOR reform.

These amendments are not expected to have an impact to the Group’s consolidated financial position or performance.

Effective for annual periods beginning on or after January 1, 2022

•     Amendments to IAS 16, Property, Plant and Equipment: Proceeds before Intended Use

-The amendment prohibits entities from deducting the net proceeds from selling any items produced while bringing the asset to that location and condition (such as samples produced when testing equipment) from the cost of testing.

-An entity recognises the proceeds from selling any such items, and the cost of those items, in profit or loss in accordance with applicable Standards.

These amendments are not expected to have an impact to the Group’s consolidated financial position or performance.

•     Amendments to IAS 37, Onerous Contracts-Cost of Fulfilling a contracts

IAS 37 is amended to add the explanation and impact of the cost of fulfilling a contract. This cost comprises the costs that relate directly to the contract that consist of both the incremental costs of fulfilling that contract and an allocation of other costs that relate directly to fulfilling contracts.

These amendments are not expected to have an impact to the Group’s consolidated financial position or performance.

•     Amendments to IFRS 3, Reference to the Conceptual Framework

The amandements to update references to Conceptual Framework for Financial Reporting, clarify the use and definition of provision, contingent liability and contingent asset within scope IAS 37 and levy within scope IFRIC 21.

These amendments are not expected to have an impact to the Group’s consolidated financial position or performance.

•     Amendment to IFRS 9, Financial Instruments

The amendments to clarify the term of substantially different  and fees in the ‘10 per cent’ test for derecognition of financial liabilities.

These amendments are expected to have an impact to the Group’s future transactions.

•     Amendment to IFRS 16, Leases

The amendments to exclude part of the fact pattern a reimbursement relating to leasehold improvements to remove potential for confusion.

These amendments are not expected to have an impact to the Group’s consolidated financial position or performance.

•     Amendments to IFRS 1, First-time Adoption of International Financial Reporting Standards, will be effective on January 1, 2022, are considered to be not applicable to the Group’s consolidated financial statements.

•     Amendments to IAS 41, Agriculture, will be effective on January 1, 2022, are considered to be not applicable to the Group’s consolidated financial statements.

Effective for annual periods beginning on or after January 1, 2023

•     Amendments to IAS 1, Classsification of Liabilities as Current or Non-Current

The amendments to clarify the entity shall classify a liability as current when:

-it expects to settle the liability in its normal operating cycle;

-it holds the liability primarily for the purpose of trading;

-the liability is due to be settled within twelve months after the reporting period; or

-it does not have the right at the end of the reporting period to defer settlement of the liability for at least twelve months after the reporting period.

A liability is unaffected by the likelihood that the entity will exercise its right to defer settlement of the liability for at least twelve months after the reporting period.

These amendments are not expected to have an impact to the Group’s consolidated financial position or performance.

•     Amendments to IAS 8, Definition of Accounting Estimates

The amendments to clarify the definition of accounting estimates are monetary amounts in financial statements that are subject to measurement uncertainty. The effects on an accounting estimate of a change in an input or a change in a measurement technique are changes in accounting estimates unless they result from the correction of prior period errors.

These amendments are not expected to have an impact to the Group’s consolidated financial position or performance.

•     Amendments to IAS 1, Disclosure of Accounting Policies

The amendments to clarify entity shall disclose material accounting policy information. Accounting policy information is material if, when considered together with other information included in an entity’s financial statements, it can reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements.

These amendments are not expected to have an impact to the Group’s consolidated financial position or performance.

•     Amendments to IFRS 17, Insurance Contract, will be effective on January 1, 2023, are considered to be not applicable to the Group’s consolidated financial statements.

The effective date was postponed to a date yet to be determined

•     Amendments to IFRS 10 and IAS 28, Sale or Contribution of Assets between an Investor and its Associate or Joint Venture

The amendments provide guidance for accounting treatment when a parent loses control of a subsidiary in a transaction with an associate or joint venture. The amendments require full gain to be recognized when the assets transferred meet the definition of a “business” under IFRS 3, Business Combinations. These amendments are not expected to impact the Group’s consolidated financial position or performance.